Marketable Securities and Other Investments (Gross Unrealized Holding Losses and the Fair Values) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cost-Method Investments [Member]
Cost-method investments, continuous unrealized loss position, less than 12 months, fair value	¥ 2,875	¥ 2,356
Cost-method investments, continuous unrealized loss position, less than 12 months, aggregate losses	238	895
Cost-method investments, continuous unrealized loss position, 12 months or longer, fair value	11,374	9,171
Cost-method investments, continuous unrealized loss position, 12 months or longer, aggregate losses	3,462	3,763
Available-for-Sale Securities [Member] | Equity Securities [Member]
Fair value less than 12 months	7,191	19,234
Gross unrealized holding losses less than 12 months	1,340	2,598
Fair value 12 months or longer	11,663	32,983
Gross unrealized holding losses 12 months or longer	1,963	4,143
Available-for-Sale Securities [Member] | Debt Securities [Member]
Fair value less than 12 months	9,234	1,839
Gross unrealized holding losses less than 12 months	532	21
Fair value 12 months or longer	6,544	6,174
Gross unrealized holding losses 12 months or longer	490	452
Held-to-Maturity Securities [Member] | Debt Securities [Member]
Fair value less than 12 months	1,104	98
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, aggregate losses	¥ 2	¥ 2